Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Nov. 30, 2017	Mar. 31, 2016	Mar. 31, 2012	Mar. 31, 2011
Disclosure of contingent liabilities [line items]
Rental payments under lease agreement	₨ 6,490	₨ 6,236
Capital commitments	12,443		₨ 14,011
Financial guarantee amount	18,456		18,655
Dispute resolution panel [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability										₨ 227
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	66,441		77,873					₨ 3,286			₨ 47,583
Interest on contingent tax liability								₨ 1,166		₨ 102	₨ 13,832
Tax contingent liability [member] | Dispute resolution panel [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability			704		₨ 1,347		₨ 1,030
Interest on contingent tax liability				₨ 0	₨ 0	₨ 0
Excise duty, Custom duty, sales tax and other matters [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	₨ 8,477		₨ 8,033